Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2020	Mar. 31, 2020
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 410,619	¥ 116,967
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(17,190)	(2,881)
Available-for-sale debt Securities, 12 months or more Fair value	178,497	165,642
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(12,453)	(4,434)
Available-for-sale debt Securities, Total Fair value	589,116	282,609
Available-for-sale debt Securities, Total Gross unrealized losses	(29,643)	(7,315)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	92,069	143,563
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,627)	(3,413)
Available-for-sale debt Securities, 12 months or more Fair value	12,666	219
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(672)	(1)
Available-for-sale debt Securities, Total Fair value	104,735	143,782
Available-for-sale debt Securities, Total Gross unrealized losses	(2,299)	(3,414)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	259,418	260,738
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(5,185)	(4,643)
Available-for-sale debt Securities, 12 months or more Fair value	46,724	22,631
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(2,169)	(3,232)
Available-for-sale debt Securities, Total Fair value	306,142	283,369
Available-for-sale debt Securities, Total Gross unrealized losses	(7,354)	(7,875)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	21,814	30,830
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(2,433)	(7,486)
Available-for-sale debt Securities, 12 months or more Fair value	1,914	5,768
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(82)	(1,728)
Available-for-sale debt Securities, Total Fair value	23,728	36,598
Available-for-sale debt Securities, Total Gross unrealized losses	(2,515)	(9,214)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	8,087	26,612
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(169)	(3,759)
Available-for-sale debt Securities, 12 months or more Fair value	27,134	22,727
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,217)	(10,135)
Available-for-sale debt Securities, Total Fair value	35,221	49,339
Available-for-sale debt Securities, Total Gross unrealized losses	(1,386)	(13,894)
Equity security
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	792,007	578,710
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(26,604)	(22,182)
Available-for-sale debt Securities, 12 months or more Fair value	266,935	216,987
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(16,593)	(19,530)
Available-for-sale debt Securities, Total Fair value	1,058,942	795,697
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (43,197)	¥ (41,712)